RELATED PARTY TRANSACTIONS (Compensation expense recognized for key management personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Related Party [Abstract]
Short-term employee benefits	$ 9,446	$ 7,422
Post-employment benefits	205	157
Share-based payments	10,932	10,132
Key management personnel compensation	$ 20,583	$ 17,711